SHARE-BASED COMPENSATION PLAN (Tables)	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION PLAN
Schedule of changes in long term compensation plans

	December 31,	December 31,	December 31,
	2022	2021	2020

	Number of shares
Opening balance	5,415,754	5,772,356	5,996,437
Granted during of the year	4,152,200	1,906,343	1,770,384
Exercised (1)	(1,474,506)	(1,860,334)	(1,789,413)
Exercised due to resignation (1)	(175,552)	(86,196)	(21,253)
Abandoned / cancelled due to resignation	(334,711)	(316,415)	(183,799)
Closing balance	7,583,185	5,415,754	5,772,356
1)	The average price of the share options exercised and exercised due to termination of employment, for the year ended December 31, 2022 was R$48.79 (forty eight Reais and seventy nine cents) ((R$60.30 (sixty Brazilian Reais and thirty cents) as at December 31, 2021).

Schedule of outstanding phantom shares option plans

On December 31, 2022, the consolidated outstanding phantom shares option plans are as set out below:

December 31, 2022
					Quantity of
			Fair value on		outstanding options
Plan	Grant date	Exercise date	grant date (1)		granted
Deferral 2018	03/01/2019	03/01/2023	R$	41.10	74,101
Deferral 2020	03/01/2021	03/01/2024	R$	57.88	280,408
Deferral 2020	03/01/2021	03/03/2025	R$	57.88	280,408
Deferral 2021 36	03/01/2022	03/01/2025	R$	56.52	675,021
Deferral 2021 48	03/01/2022	03/01/2026	R$	56.52	164,951
ILP - Retention 2020 - 36 Oct	10/01/2020	10/01/2023	R$	38.79	33,289
ILP - Retention 2021 - 36 Oct	10/01/2021	10/01/2024	R$	58.05	2,524
ILP 2019 – 48 H	03/25/2019	03/25/2024	R$	42.19	7,857
ILP 2019 - 48 Oct	10/01/2019	10/01/2023	R$	31.75	12,258
ILP 2020 - 36 Apr	04/01/2020	04/01/2023	R$	38.50	46,531
ILP 2020- 48 Condition A	05/01/2020	04/30/2024	R$	38.34	623,380
ILP 2020- 48 Condition B	05/01/2020	04/30/2024	R$	38.34	133,581
ILP 2020- 48 Condition C	05/01/2020	04/30/2024	R$	38.34	133,581
ILP 2021 - 24	03/01/2021	03/01/2023	R$	56.10	6,285
ILP 2021 - 36	03/01/2021	03/01/2024	R$	56.10	6,285
ILP 2021 - Apr.23_24	12/16/2021	04/03/2023	R$	54.81	10,511
ILP 2021 - Apr.23_24	12/16/2021	04/01/2024	R$	54.81	10,511
ILP 2021 – 24 May	05/01/2021	05/01/2023	R$	67.91	654
ILP 2021 36 - Apr	04/01/2021	04/01/2024	R$	64.12	220,007
ILP 2021 -36 May	05/01/2021	05/01/2024	R$	67.91	1,177
ILP 2021 - 48	04/01/2021	04/01/2025	R$	64.12	220,007
ILP Hiring/Retention Bonus 2020 - 36 Oct	10/01/2020	10/01/2023	R$	43.14	7,285
ILP Retention 2020 - Premium	10/01/2020	10/01/2023	R$	43.14	4,796
ILP Retention 2021 - August	08/02/2021	08/01/2024	R$	63.73	3,969
ILP Retention 2021 - July	07/01/2021	07/01/2024	R$	67.72	8,516
PLUS 2019	04/01/2019	04/01/2024	R$	42.81	5,705
SAR 2018	04/02/2018	04/02/2023	R$	21.45	4,511
SAR 2019	04/01/2019	04/01/2024	R$	42.81	153,725
SAR 2020	04/01/2020	04/01/2025	R$	38.50	661,714
SAR 2021	04/01/2021	04/01/2026	R$	64.12	747,249
SAR 2022	04/01/2022	04/01/2027	R$	58.64	1,775,750
ILP Retention 2022	01/17/2022	01/17/2025	R$	55.18	22,700
ILP Retention 2022	01/17/2022	01/17/2026	R$	55.18	22,700
ILP Retention 2022	01/17/2022	01/17/2027	R$	55.18	22,699
ILP Retention 2022	04/01/2022	04/01/2025	R$	58.64	29,490
ILP Retention 2022	04/01/2022	04/01/2024	R$	58.64	13,238
ILP Retention 2022	06/02/2022	06/02/2023	R$	55.43	1,866
ILP Retention 2022	06/02/2022	06/02/2024	R$	55.43	1,866
ILP Retention 2022	06/02/2022	06/02/2025	R$	55.43	1,923
ILP Retention 2022	08/01/2022	08/01/2025	R$	51.00	3,832
ILP Retention 2022	10/01/2022	04/01/2026	R$	47.71	148,687
ILP Retention 2022	10/01/2022	04/01/2027	R$	47.71	43,918
ILP Retention 2022 - Executive	04/01/2022	04/01/2025	R$	58.64	953,719
					7,583,185
(1)	Amounts expressed in Reais.

Summary of activity for common stock options

	Date of
	execution of		Price on		Shares	Restricted year for
Program	the contract	Grant date	grant date		Granted	transfer of shares
2020	01/02/2020	01/02/2021	R$	51.70	106,601	01/02/2024
2021	01/02/2021	01/02/2022	R$	53.81	108,010	01/02/2025
2022	01/02/2022	02/01/2023	R$	52.00	102,600	01/02/2026
					317,211

Schedule of amounts corresponding to services received and recognized

	Liabilities and Equity		Statement of income and Equity
	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2020
Non-current liabilities
Provision for phantom stock plan	162,117	166,998	(75,542)	(94,897)	(151,985)
Equity
Stock options granted	20,790	15,455	(5,335)	(4,843)	(4,633)
Shares granted	(2,365)		2,365
	18,425	15,455	(2,970)	(4,843)	(4,633)
			(78,512)	(99,740)	(156,618)